Loan and Lease Operations - Summary of Loan Operations and Lease Operations by Concentration (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Largest debtor [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by concentration	R$ 6,414	R$ 7,243
10 largest debtors [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by concentration	33,694	37,863
20 largest debtors [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by concentration	49,541	54,812
50 largest debtors [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by concentration	79,403	83,438
100 largest debtors [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by concentration	R$ 111,116	R$ 112,333